INCOME TAXES - Federal tax credits (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Tax credit carryforwards:
Total	$ 42,540
Foreign
Tax credit carryforwards:
Tax credits, expiring between 2022 and 2032	$ 42,540